Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 11 – Subsequent Events

On April 10, 2014, our Board of Directors granted 150,000 Restricted Stock Units, or RSUs, to each of Daniel Brauser, our Chief Executive Officer, and Nik Raman, our Chief Operating Officer. The RSUs vest in five equal annual increments over a five-year period subject to continued employment and earlier upon a change of control as defined in the 2008 Equity Incentive Plan. Additionally, on April 10, 2014, we entered into agreements with Michael Brauser and Doug Feirstein, both directors of the Company, through which each agreed within 90 days to prematurely exercise for cash one-half of their warrants and exchange one-half for RSUs. Mr. Brauser holds 216,666 warrants and Mr. Feirstein holds 33,333 warrants, each issued on January 27, 2012 and exercisable for five years at $3.00 per share (giving effect to the reverse stock split). The RSUs will be identical to other RSUs they hold, including vesting over five years.

On April 15, 2014, we filed an amendment to a registration statement on Form S-1 for the public sale of $10,000,000 of units (subject to a 15% over-allotment option), consisting of an unspecified number of shares of common stock and warrants at a public offering price to be determined. Dawson James Securities, Inc. will be acting as underwriter on a firm-commitment basis.

Note 14 – Subsequent Events

On January 27, 2014, we entered into a six month Joint Marketing Agreement with a third party consultant. Pursuant to the terms of the agreement, we are required to pay a cash fee of $40,000 for the first month of service, $30,000 for the second and third month of service and $10,000 per month thereafter. Additionally, we issued 30,000 shares of our common stock.

On January 30, 2014, we granted 2,000 shares of our common stock to an advisor for services provided in January 2014.

On January 27, 2014, we raised $300,000 from the sale of 100,000 shares of newly designated Series A Convertible Preferred Stock (“Series A”).  The Series A shares: (i) convert into 100,000 shares of our common stock (subject to adjustment) at the option of the investor, (ii) are entitled to vote on all matters submitted to shareholders of the Company and vote on an as converted basis and (iii) have a liquidation preference.

Additionally, on January 27, 2014, we issued this investor 146,667 shares of newly designated Series C Convertible Preferred Stock (“Series C”) in exchange for 216,667 warrants, which were cancelled.  The Series C shares (i) convert into 146,667 shares of the Company’s common stock (subject to adjustment) at the option of the investor and (ii) are entitled to vote on all matters submitted to shareholders of the Company and vote on an as converted basis.

Both the Series A and Series C contain blockers which prevent this investor from beneficially owning more than 9.9% of the Company’s common stock.

On February 4, 2014, a holder of 25,000 shares of our 2010 Series B PS converted his shares into 1,587 shares of common stock, at a conversion rate of 0.0635 common shares for each share of 2010 Series B PS.

During February and March 2014, we sold 591,667 shares of our common stock in a private placement offering in exchange for $1,775,000. Palladium Capital Advisors, LLC acted as placement agent for the offering and was issued 22,083 five-year warrants exercisable at $3.00 per share. Net proceeds to the Company were $1,700,000.

In February 2014, holders of $820,000 convertible notes converted their principal, plus accrued interest, into 383,659 shares of common stock.

In February 2014, the holder of a $300,000 convertible note converted his note plus accrued interest into 103,232 shares of newly designated Series E Preferred Stock (“Series E”). The Series E shares (i) convert into 103,232 shares of our common stock (subject to adjustment) at the option of the holder; (ii) are entitled to vote on all matters submitted to shareholders of the Company and vote on an as converted basis (subject to a blocker) and (iii) contain a blocker which prevents the holder from beneficially owning more than 9.9% of the Company’s common stock..